Unaudited Financial Information on Quarterly Basis (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Results Of Operations [Line Items]
Revenues	$ 45,119	$ 38,929	$ 30,257	$ 33,834	$ 31,681	$ 30,755	$ 29,023	$ 23,147	$ 148,139		$ 114,606		$ 68,763
Costs and Expenses	46,157	40,671	(25,936)	30,006	30,532	18,089	21,226	26,680	151,221		104,817		59,752
INCOME FROM CONTINUING OPERATIONS	(1,038)	(1,742)	56,193	3,828	1,149	12,666	7,797	(3,533)	57,241		18,081		7,805
Net Loss From Discontinued Operations	(2,280)	(258)	(3,050)	(5,355)	(4,263)	(20,812)	(4,313)	(4,069)	(10,943)		(33,457)		(2,022)
Net Income (Loss)	(3,318)	(2,000)	53,143	(1,527)	(3,114)	(8,146)	3,484	(7,602)	46,298		(15,376)		5,783
Net Income (Loss) Attributable to Noncontrolling Interests	303	193	222	101	7	44	44	(102)	819		(7)		(253)
Net Income (Loss) Attributable to Rex Energy	$ (3,621)	$ (2,193)	$ 52,921	$ (1,628)	$ (3,121)	$ (8,190)	$ 3,440	$ (7,500)	$ 45,479		$ (15,369)		$ 6,036
Income (Loss) per Common Share Attributable to Rex Common Shareholders:
Basic - Continuing Operations	$ (0.03)	$ (0.04)	$ 1.08	$ 0.08	$ 0.03	$ 0.29	$ 0.18	$ (0.08)	$ 1.09	[1]	$ 0.41	[1]	$ 0.18	[1]
Basic - Discontinued Operations	$ (0.04)	$ 0.00	$ (0.06)	$ (0.11)	$ (0.10)	$ (0.47)	$ (0.10)	$ (0.09)	$ (0.21)	[1]	$ (0.76)	[1]	$ (0.05)	[1]
Basic - Net Income (Loss)	$ (0.07)	$ (0.04)	$ 1.02	$ (0.03)	$ (0.07)	$ (0.18)	$ 0.08	$ (0.17)	$ 0.88	[1]	$ (0.35)	[1]	$ 0.13	[1]
Basic - Weighted Average Shares Outstanding	52,278	52,036	52,009	48,744	44,026	43,951	43,880	43,862	51,543		43,930		43,281
Diluted - Continuing Operations	$ (0.03)	$ (0.04)	$ 1.06	$ 0.08	$ 0.03	$ 0.29	$ 0.18	$ (0.08)	$ 1.08	[1]	$ 0.41	[1]	$ 0.18	[1]
Diluted - Discontinued Operations	$ (0.04)	$ 0.00	$ (0.06)	$ (0.11)	$ (0.10)	$ (0.47)	$ (0.10)	$ (0.09)	$ (0.21)	[1]	$ (0.76)	[1]	$ (0.05)	[1]
Diluted - Net Income (Loss)	$ (0.07)	$ (0.04)	$ 1.00	$ (0.03)	$ (0.07)	$ (0.18)	$ 0.08	$ (0.17)	$ 0.87	[1]	$ (0.35)	[1]	$ 0.13	[1]
Diluted - Weighted Average Shares Outstanding	52,278	52,036	52,876	49,693	44,567	44,384	44,451	43,862	52,025		44,476		43,670

[1]	All earnings per share amounts are attributable to Rex common shareholders.